Consolidated statements of profit or loss - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue	R$ 9,392,264	R$ 9,347,413	R$ 7,746,534
Cost of goods sold	(8,054,807)	(7,616,606)	(6,421,037)
Gross profit	1,337,457	1,730,807	1,325,497
Operating expenses
Sales, general and administrative expenses	(1,364,599)	(1,228,128)	(1,022,388)
Other operating (expenses) income, net	37,570	(275,810)	56,759
Share of profit of an associate	1,483	0	0
Operating profit	11,911	226,869	359,868
Finance Income (costs)
Finance income	402,066	287,927	417,733
Finance costs	(1,123,166)	(874,960)	(618,097)
Other financial income (costs)	(101,434)	(30,774)	(19,080)
(Loss) profit before income taxes	(810,623)	(390,938)	140,424
Income taxes
Current	14,720	37,499	(111,409)
Deferred	10,898	134,757	78,747
(Loss) profit for the year	(785,005)	(218,682)	107,762
Attributable to:
Equity holders of the parent	(762,455)	(260,710)	78,170
Non-controlling interests	R$ (22,550)	R$ 42,028	R$ 29,592
(Loss) profit per share
Basic, (loss) profit for the year attributable to net investment of the parent/ equity holders of the parent (in us dollars per share)	R$ (6.71)	R$ (2.29)	R$ 0.69
Diluted, (loss) profit for the year attributable to net investment of the parent/ equity holders of the parent (in us dollars per share)	R$ (6.71)	R$ (2.29)	R$ 0.69